Long-term Investment	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Long Term Investment [Text Block]

8. Long-term Investment

During the year ended December 31, 2009, the Company invested $50,000 in a five-year Floating Rate Note issued by HSBC Bank Middle East Limited, which is recorded in the consolidated balance sheet at amortized cost as the Company intends to hold the investment until its maturity on October 14, 2014. The Company receives interest on a quarterly basis, based on the three-month U.S. dollar LIBOR plus a margin of 1.5%. The fair market value of the Floating Rate Note as of December 31, 2011 was approximately $49,290 based on an indicative bid price from the relevant bank. Subject to certain conditions, the Company may borrow up to 80% of the Floating Rate Note amount.